Investments In Securities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Investment [Line Items]
Proceeds from sale of available-for-sale securities	¥ 73,141	¥ 22,102	¥ 18,275
Gross realized gains on sale of available-for-sale securities	13,532	5,474	3,756
Gross realized losses on sale of available-for-sale securities	5,561	965	88
Other-than-temporary impairment of available-for-sale securities	7,597	19,154	2,965
Cost method investments, carrying amount	24,553	27,914
Write-down of investment	208	67	374
Collateralized Securities [Member]
Investment [Line Items]
Equity securities, book value	¥ 32,130	¥ 14,047